INVENTORY (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Jun. 26, 2021
Inventory Disclosure [Abstract]
Raw Materials	$ 361	$ 670
Work-in-Process	2,345	5,174
Finished Goods	18,029	14,249
Total Inventory	$ 20,735	$ 20,093